Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation - Results by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax	$ (21,901)	$ 3,935	$ (20,751)	$ 8,511
Inventory holding gains (losses)
Profit (loss) before interest and taxation	(20,813)	4,016	(24,547)	9,680
Finance costs	783	853	1,566	1,720
Net finance expense relating to pensions and other post-retirement benefits	8	15	15	30
Profit (loss) before taxation	(21,604)	3,148	(26,128)	7,930
US
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax	(4,695)	498	(4,100)	1,269
Non-US
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax	(17,206)	3,437	(16,651)	7,242
Reportable segments
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax, before adjustments	(21,855)	3,901	(20,883)	8,490
Reportable segments | Upstream
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax, before adjustments	(22,008)	2,469	(20,985)	5,353
Inventory holding gains (losses)
Inventory holding gains (losses)	57	(10)	(11)	(8)
Reportable segments | Downstream
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax, before adjustments	594	1,288	1,258	3,053
Inventory holding gains (losses)
Inventory holding gains (losses)	978	93	(3,637)	1,139
Reportable segments | Rosneft
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax, before adjustments	(124)	525	(141)	1,011
Inventory holding gains (losses)
Inventory holding gains (losses)	53	(2)	(148)	38
Other businesses and corporate
Disclosure of operating segments [line items]
RC profit (loss) before interest and tax, before adjustments	(317)	(381)	(1,015)	(927)
Consolidation adjustment and eliminations
Disclosure of operating segments [line items]
Consolidation adjustment – UPII	$ (46)	$ 34	$ 132	$ 21